Reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Reinsurance Ceded Amount

The amounts ceded to Prudential for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Premiums and contract charges	$4,797	$5,189	$5,401
Contract benefits	(890)	1,459	(3,251)
Interest credited to contractholder funds	4,307	4,533	4,805
Operating costs and expenses	867	868	943

Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Direct	$203,614	$199,289	$185,875
Assumed - non-affiliate	697	685	672
Ceded
Affiliate	(2,186)	(1,972)	(1,730)
Non-affiliate	(16,359)	(17,361)	(17,705)

Premiums and contract charges, net of reinsurance	$185,766	$180,641	$167,112

Schedule of Effects of Reinsurance on Contract Benefits

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Direct	$272,200	$248,008	$237,998
Assumed - non-affiliate	500	586	550
Ceded
Affiliate	(2,354)	(55)	(882)
Non-affiliate	(11,333)	(10,961)	(7,173)

Contract benefits, net of reinsurance	$259,013	$237,578	$230,493

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Direct	$90,758	$96,002	$102,164
Assumed - non-affiliate	13	13	18
Ceded - non-affiliate	(4,307)	(4,533)	(4,805)

Interest credited to contractholder funds, net of reinsurance	$86,464	$91,482	$97,377